Submission	Sep. 24, 2026
Submission [Line Items]
Central Index Key	0001510599
Registrant Name	PIMCO Dynamic Income Fund
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES